Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 268,921	1,627,976	1,788,557	2,060,748
Adjustments for:
Share-based compensation expenses	6,273	37,973	42,483	90,972
Corporate expenses (expense reversals) allocated from Shanda	0	0	(3,467)	7,008
Depreciation of property and equipment	16,318	98,786	107,038	97,917
Amortization of intangible assets	36,048	218,222	190,694	281,150
Impairment of intangible assets	0	0	0	23,216
Goodwill impairment	5,083	30,772	0	0
Impairment of prepaid upfront license fee in other long-term assets	0	0	15,041	49,574
Provision for losses on receivables	19	114	9,244	1,369
Loss from disposal of fixed assets	485	2,936	14,581	3,146
Investment income	(2,685)	(16,254)	(133)	(543)
Foreign exchange loss (gain)	4,141	25,066	3,408	(19,333)
Loss (gain) related to foreign currency forward instruments	(319)	(1,929)	22,476	0
Deferred taxes and change of withholding tax	(7,715)	(46,702)	(38,616)	(53,180)
Equity in losses of and impairments of investments in affiliated companies	1,247	7,549	20,981	10,004
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(14,821)	(89,721)	(47,920)	(25,834)
Receivables due from related parties	19,532	118,240	(30,075)	(154,090)
Deferred licensing fees and related costs	(617)	(3,736)	14,428	17,742
Prepayments and other current assets	(1,764)	(10,677)	(16,194)	(81,895)
Upfront licensing fees paid in intangible assets	(2,667)	(16,147)	(57,895)	(11,724)
Refund of (Prepayment for) upfront license fees in other long-term assets	(1,736)	(10,512)	107,498	(290,608)
Other long-term deposits	3,886	23,526	44,948	(38,886)
Accounts payable	7,727	46,776	(1,160)	247
Licensing fees and royalty fees payable	2,631	15,927	(35,754)	10,236
Taxes payable	(17,455)	(105,668)	(32,049)	56,056
Deferred revenue	1,385	8,382	(32,834)	(187,626)
Payables due to related parties	(15,799)	(95,645)	42,039	58,086
Other payables, accruals and other long-term liabilities	(25,917)	(156,893)	163,383	469,116
Net cash provided by operating activities	282,201	1,708,361	2,290,702	2,372,868
Cash flows from investing activities:
Proceeds from disposal of marketable securities	3,805	23,032	133	543
Proceeds from disposal of short-term investments	515,946	3,123,382	2,927,797	972,811
Purchases of short-term investments and time deposits with maturity over one year	(612,734)	(3,709,305)	(2,336,354)	(1,414,616)
Investments in other receivables due from related parties	0	0	(1,512,091)	(848,005)
Repayments of other receivables due from related parties	286,562	1,734,760	98,750	0
Purchase of property and equipment	(7,711)	(46,680)	(54,601)	(163,403)
Proceeds from disposal of fixed assets	910	5,510	4,040	975
Purchase of intangible assets	(1,135)	(6,872)	(8,701)	(31,724)
Cash received from (net cash paid for) disposal of subsidiaries	202	1,220	(5,577)	0
Acquisition of subsidiaries from third parties, net of cash acquired	40	241	(4,441)	(12,437)
Acquisition of platform services and prepaid card distribution businesses from Shanda Online, net of cash acquired	(214,421)	(1,298,040)	0	0
Increase in investment in securities included in other long term assets	(1,837)	(11,120)	(5,855)	0
Investment /prepaid investment in affiliated companies	(3,528)	(21,358)	(46,172)	(18,974)
Net cash used in investing activities	(33,901)	(205,230)	(943,072)	(1,514,830)
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	328,987	1,991,586	3,034,491	876,850
Repayments of short-term borrowings and settlements of related derivatives	(288,605)	(1,747,127)	(2,235,891)	(1,090)
Cash contributions to subsidiaries by non-controlling shareholders	32,180	194,811	7,116	0
Tax paid (charged to equity) for transfer of a portion of Eyedentity's equity to Actoz	0	0	(37,336)	0
Proceeds from other payables due to related parties	0	0	926,000	91,190
Repayment of other payables due to related parties	(156,494)	(947,369)	(137,620)	(981,081)
Payment of deferred acquisition consideration to Shanda	(303,861)	(1,839,482)	0	0
Payment of non-contingent consideration related to the acquisition of Eyedentity in September 2010	(1,607)	(9,729)	0	0
Repurchase of own shares by the Company	(10,595)	(64,141)	(255,384)	(186,287)
Proceeds from issuance of ordinary shares under stock option plan of the Company	551	3,336	717	33,114
Proceeds from issuance of ordinary shares under stock option plan of a subsidiary	187	1,131	9,642	6,790
Dividends to the Company's shareholders	(1,098)	(6,646)	(1,810,016)	0
Net distributions to Shanda from platform service and prepaid card businesses	(56,396)	(341,407)	(619,341)	(1,012,757)
Net cash used in financing activities	(456,751)	(2,765,037)	(1,117,622)	(1,173,271)
Effect of exchange rate changes on cash and cash equivalents	1,179	7,145	6,571	(26,030)
Net (decrease) / increase in cash and cash equivalents	(207,272)	(1,254,761)	236,579	(341,263)
Cash and cash equivalents, beginning of year	352,243	2,132,374	1,895,795	2,237,058
Cash and cash equivalents, end of year	144,971	877,613	2,132,374	1,895,795
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	52,623	318,563	320,904	389,707
Cash paid for interest	14,367	86,974	92,244	22,605
Supplemental disclosure of non-cash investing activities:
Current portion of acquisition related obligation	143,295	867,464	143,374	58,771
Non-current portion of acquisition related obligation	0	0	0	51,717
Exchange of other receivable due from Shanda in partial satisfaction of total consideration due for acquisition	167,600	1,014,600	0	0
Accounts payable related to purchase of property and equipment	305	1,845	12,679	12,861
Supplemental disclosure of non-cash financing activities:
Dividends payable	777	4,704	11,489	1,823,314
Restricted cash relating to the exercise of employee stock options	742	4,493	1,030	20,363
Other receivables from issuance of ordinary shares under stock option plan of the Company	$ 124	753	3	12